ENTITY WIDE DISCLOSURES (Schedule of Revenues by Geographic Areas) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Revenues	$ 10,466	$ 11,043	$ 22,249	$ 22,513
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	7,642	6,332	14,832	11,548
North America [Member]
Segment Reporting Information [Line Items]
Revenues	716	1,826	1,664	2,911
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenues	864	1,187	1,980	2,884
India [Member]
Segment Reporting Information [Line Items]
Revenues	901	908	2,144	3,222
Others [Member]
Segment Reporting Information [Line Items]
Revenues	$ 343	$ 790	$ 1,629	$ 1,948